Voya Index Solution Income Portfolio Expense Example - Class Z Shares [Member] - Voya Index Solution Income Portfolio - Class Z	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	210
Expense Example, with Redemption, 10 Years	$ 506